FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2021	2021	2020	2020
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	200,652	200,652	128,878	128,878
Restricted cash	Level 1	518	518	84	84
Derivative instruments	Level 2	5,862	5,862	109	109
Derivative instruments	Level 2	(4,764)	(4,764)	(23,434)	(23,434)
Floating rate debt	Level 2	(1,206,522)	(1,221,603)	(1,120,172)	(1,135,616)
Fixed rate debt	Level 2	(426,897)	(465,287)	(281,307)	(306,621)